Revenue - Summary of Contract Balances (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Apr. 01, 2020 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Current trade receivables	₨ 44,819	$ 591	₨ 34,802	₨ 25,914
Trade receivables (refer Note 8)	₨ 45,825	$ 604	35,980
Contract liabilities (refer note 24)			₨ 1,425	₨ 1